20. OIL AND GAS RESERVES (Information not covered by the auditors' report)	12 Months Ended
Dec. 31, 2020
Oil And Gas Reserves
OIL AND GAS RESERVES (Information not covered by the auditors' report)

NOTE 20: OIL AND GAS RESERVES (Information not covered by the auditors’ report)

The table below presents the estimated proved reserves of oil (including crude oil, condensate and LNG) and natural gas, by geographic area as of December 31, 2020.

	Proved Developed		Proved Undeveloped		Total Proved Reserves

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	7,761	10,534	5,765	11,256	13,526	21,790

Total at 12.31.2020	7,761	10,534	5,765	11,256	13,526	21,790

(1) In thousands of barrels.

(2) In millions of cubic meters.